INCOME TAXES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Deferred income tax provision, percentage	21.00%	8.90%
Federal and state net operating carry forward loss	$ 8.3
Valuation allowance	100.00%	100.00%